Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Brighthouse Funds Trust I
Prospectus Date	rr_ProspectusDate	Apr. 29, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BRIGHTHOUSE FUNDS TRUST I

SUPPLEMENT DATED JUNE 6, 2019

TO THE

PROSPECTUS DATED APRIL 29, 2019

OPPENHEIMER GLOBAL EQUITY PORTFOLIO

On May 24, 2019, Invesco Ltd. acquired OppenheimerFunds, Inc. (“Oppenheimer”) (the “Acquisition”). In connection with the Acquisition, Invesco Advisers, Inc. (“Invesco”) became the subadviser to Oppenheimer Global Equity Portfolio (the “Portfolio”) and the name of the Portfolio changed to Invesco Global Equity Portfolio. All references to the former name of the Portfolio contained in the Prospectus are changed to the Portfolio’s new name and all references to Oppenheimer as the Portfolio’s subadviser contained in the Prospectus are changed to Invesco. The Insurance Companies (as defined in the Prospectus) may continue to refer to Oppenheimer as the Portfolio’s subadviser and to the Portfolio by its former name in their forms and communications until such documents can be revised.

There are no expected changes to the Portfolio’s portfolio managers, investment objective or principal investment strategies and risks in connection with the Acquisition.

Oppenheimer Global Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BRIGHTHOUSE FUNDS TRUST I

SUPPLEMENT DATED JUNE 6, 2019

TO THE

PROSPECTUS DATED APRIL 29, 2019

OPPENHEIMER GLOBAL EQUITY PORTFOLIO

On May 24, 2019, Invesco Ltd. acquired OppenheimerFunds, Inc. (“Oppenheimer”) (the “Acquisition”). In connection with the Acquisition, Invesco Advisers, Inc. (“Invesco”) became the subadviser to Oppenheimer Global Equity Portfolio (the “Portfolio”) and the name of the Portfolio changed to Invesco Global Equity Portfolio. All references to the former name of the Portfolio contained in the Prospectus are changed to the Portfolio’s new name and all references to Oppenheimer as the Portfolio’s subadviser contained in the Prospectus are changed to Invesco. The Insurance Companies (as defined in the Prospectus) may continue to refer to Oppenheimer as the Portfolio’s subadviser and to the Portfolio by its former name in their forms and communications until such documents can be revised.

There are no expected changes to the Portfolio’s portfolio managers, investment objective or principal investment strategies and risks in connection with the Acquisition.